Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
New Harvest Investment Holdings Limited [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Nature	[1]	Lease expense of the office premise
Amount	[1]		$ 38,368	$ 38,268
Top Pride International Limited [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024
Nature	[2]	Lease expense of the warehouse
Amount	[2]			21,047
Mr. Sit Hon [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Former controlling shareholder of Top Win Hong Kong from October 25, 2018 to October 29, 2024, and former director of Top Win Hong Kong from April 19, 2018 to October 29, 2024
Nature	[3]	Transfer of life insurance policies
Amount	[3]		$ 817,470
Mr. Ngai Kwan [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Director of the Company since August 7, 2024
Nature	[4]	Amount due from a related party
Amount	[4]				$ 10,000
Pride River Limited [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Relationship with the Group		Controlling shareholder of the Company
Nature	[5]	Amount due from a related party
Amount	[5]	$ 2,092

[1]	The amount for the six months ended June 30, 2024 and 2023 represented the lease expense charged by New Harvest for the lease of office premise at 33/F, Sunshine Plaza, 353 Lockhart Road, Wan Chai, Hong Kong. The amount represented the lease expense till October 29, 2024, the date that New Harvest ceased to be a related party of the Group.
[2]	The amount for the six months ended June 30, 2023 represented the lease expense charged by Top Pride for the lease of warehouse at Unit1208 on 12/F, Riley House, No. 88 Lei Muk Road, Kwai Chung, New Territories, Hong Kong. The Group chose not to renew the lease contract since 2024.
[3]	On May 31, 2024, the Group resolved to dispose of the investments in of Sun Life Insurance policy and BOC Life Insurance policy to Mr. Sit Hon at a consideration of $817,470. No gain or loss was recognized upon the disposal.
[4]	The outstanding balance as of December 31, 2024, represented advances made to Mr. Ngai Kwan by the Group to facilitate his personal needs. The balance was interest-free, unsecured, and repayable on demand, and has been fully settled.
[5]	The outstanding balance as of June 30, 2025, represented the general and administrative expenses paid by the Group on behalf of Pride River Limited. The balance was interest-free, unsecured, and repayable on demand.